Bridges Investment Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Administrative and Support Services - 8.6%
Mastercard, Inc. - Class A	22,000	$10,594,540
Visa, Inc. - Class A	32,000	8,930,560
		19,525,100

Building Material and Garden Equipment and Supplies Dealers - 3.2%
Home Depot, Inc.	10,000	3,836,000
Lowe's Companies, Inc.	13,500	3,438,855
		7,274,855

Chemical Manufacturing - 0.3%
Zoetis, Inc.	4,300	727,603

Computer and Electronic Product Manufacturing - 15.7%
Apple, Inc.	84,000	14,404,320
NVIDIA Corp.	19,500	17,619,420
Thermo Fisher Scientific, Inc.	6,500	3,777,865
		35,801,605

Credit Intermediation and Related Activities - 2.3%
JPMorgan Chase & Co.	26,000	5,207,800

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
Generac Holdings, Inc.(a)	7,000	882,980

Fabricated Metal Product Manufacturing - 0.2%
BWX Technologies, Inc.	4,000	410,480

Food Services and Drinking Places - 1.2%
Casey's General Stores, Inc.	8,500	2,706,825

Funds, Trusts, and Other Financial Vehicles - 1.4%
Alcon, Inc.	37,500	3,123,375

Health and Personal Care Retailers - 0.8%
Ulta Beauty, Inc.(a)	3,500	1,830,080

Insurance Carriers and Related Activities - 8.5%
Berkshire Hathaway, Inc. - Class B(a)	16,000	6,728,320
The Progressive Corp.	30,000	6,204,600
UnitedHealth Group, Inc.	13,000	6,431,100
		19,364,020

Merchant Wholesalers, Durable Goods - 1.0%
Copart, Inc.(a)	30,000	1,737,600
Pool Corp.	1,400	564,900
		2,302,500

Miscellaneous Manufacturing - 1.0%
Intuitive Surgical, Inc.(a)	5,500	2,194,995

Motor Vehicle and Parts Dealers - 0.9%
Lithia Motors, Inc.	7,000	2,106,020

Nonstore Retailers - 7.9%
Amazon.com, Inc.(a)	100,000	18,038,000

Oil and Gas Extraction - 0.9%
EOG Resources, Inc.	16,000	2,045,440

Plastics and Rubber Products Manufacturing - 0.8%
AptarGroup, Inc.	12,000	1,726,680

Professional, Scientific, and Technical Services - 16.6%
Alphabet, Inc. - Class A(a)	80,000	12,074,400
Alphabet, Inc. - Class C(a)	79,000	12,028,540
Palo Alto Networks, Inc.(a)	26,500	7,529,445
ServiceNow, Inc.(a)	8,000	6,099,200
		37,731,585

Publishing Industries - 12.1%
Adobe, Inc.(a)	11,000	5,550,600
Microsoft Corp.	52,000	21,877,440
		27,428,040

Rail Transportation - 1.7%
Union Pacific Corp.	16,050	3,947,177

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.8%
BlackRock, Inc.	3,900	3,251,430
Chemed Corp.	4,000	2,567,720
Intercontinental Exchange, Inc.	20,000	2,748,600
S&P Global, Inc.	11,000	4,679,950
		13,247,700

Truck Transportation - 3.9%
Old Dominion Freight Line, Inc.	40,000	8,772,400

Web Search Portals, Libraries, Archives, and Other Information Services - 3.6%
Meta Platforms, Inc. - Class A	17,000	8,254,860
TOTAL COMMON STOCKS (Cost $56,067,133)		224,650,120

REAL ESTATE INVESTMENT TRUSTS - 0.4%	Shares	Value
American Tower Corp.	5,000	987,950
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $997,177)		987,950

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%	Shares
First American Treasury Obligations Fund - Class X, 5.223%(b)	1,805,336	1,805,336

TOTAL SHORT-TERM INVESTMENTS (Cost $1,805,336)		1,805,336

TOTAL INVESTMENTS - 100.0% (Cost $58,869,646)		$227,443,406
Other Assets in Excess of Liabilities - 0.0%(c)		74,848
TOTAL NET ASSETS - 100.0%		$227,518,254

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at March 31, 2024 (Unaudited)

The Bridges Investment Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates & similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, & would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024. See the Schedule of Investments for an industry breakout.

Bridges Investment Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	224,650,120	–	–	224,650,120
Real Estate Investment Trusts	987,950	–	–	987,950
Money Market Funds	1,805,336	–	–	1,805,336
Total Assets	227,443,406	–	–	227,443,406

Refer to the Schedule of Investments for industry classifications.